Land, Buildings, Equipment, and Other Depreciable Assets	12 Months Ended
Oct. 31, 2021
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Land, Buildings, Equipment, and Other Depreciable Assets
NOTE 15:  LAND, BUILDINGS, EQUIPMENT, AND OTHER DEPRECIABLE ASSETS
The following table presents details of the Bank’s land, buildings, equipment, and other depreciable assets as at October 31, 2021 and October 31, 2020.
Land, Buildings, Equipment, and Other Depreciable Assets
1

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures, and other depreciable assets	Leasehold improvements	Total
Cost
As at November 1, 2019	$987	$2,510	$732	$1,351	$3,062	$8,642
Additions	1	152	233	149	380	915
Disposals	(1)	(16)	(76)	(74)	(71)	(238)
Fully depreciated assets	–	(44)	(90)	(20)	(69)	(223)

Foreign currency translation adjustments and other	(19)	(107)	4	(10)	8	(124)

As at October 31, 2020	968	2,495	803	1,396	3,310	8,972
Additions	2	144	179	131	235	691
Disposals	(1)	(87)	(31)	(67)	(137)	(323)
Fully depreciated assets	–	(27)	(126)	(68)	(108)	(329)

Foreign currency translation adjustments and other 2	(93)	(171)	(7)	(50)	(143)	(464)
As at October 31, 2021	$876	$2,354	$818	$1,342	$3,157	$8,547

Accumulated depreciation and impairment losses
As at November 1, 2019	$–	$939	$355	$648	$1,502	$3,444
Depreciation charge for the year	–	179	172	156	170	677
Disposals	–	(28)	(48)	(62)	(42)	(180)
Impairment losses	–	53	3	–	–	56
Fully depreciated assets	–	(44)	(90)	(20)	(69)	(223)

Foreign currency translation adjustments and other	–	(123)	(18)	(3)	25	(119)

As at October 31, 2020	–	976	374	719	1,586	3,655
Depreciation charge for the year	–	103	157	153	256	669
Disposals	–	(84)	(28)	(66)	(135)	(313)
Impairment losses	–	54	–	–	–	54
Fully depreciated assets	–	(27)	(126)	(68)	(108)	(329)

Foreign currency translation adjustments and other 2	–	(115)	(2)	(17)	(66)	(200)
As at October 31, 2021	$–	$907	$375	$721	$1,533	$3,536

Net Book Value Excluding Right-of-Use Assets:
As at October 31, 2020	$968	$1,519	$429	$677	$1,724	$5,317

As at October 31, 2021	876	1,447	443	621	1,624	5,011

1	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current year.
2	Includes adjustments to reclassify premises related non-current assets held-for-sale to other assets.
The following table presents details of the Bank’s ROU assets as recorded in accordance with IFRS 16. Refer to Note 18: Other Liabilities, and Note 27: Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets and Collateral for the related lease liabilities details.
Right-of-Use Assets Net Book Value

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Total

As at November 1, 2019	$1,027	$3,377	$59	$4,463
Additions	2	733	–	735
Depreciation	(98)	(476)	(17)	(591)
Reassessments, modifications, and variable lease payment adjustments	14	186	–	200
Terminations and impairment	(2)	(18)	–	(20)

Foreign currency translation adjustments and other	13	19	–	32

As at October 31, 2020	$956	$3,821	$42	$4,819
Additions	–	119	52	171
Depreciation	(87)	(534)	(16)	(637)
Reassessments, modifications, and variable lease payment adjustments	19	84	–	103
Terminations and impairment	(38)	(83)	(24)	(145)

Foreign currency translation adjustments and other	(70)	(71)	–	(141)
As at October 31, 2021	$780	$3,336	$54	$4,170
Total Land, Buildings, Equipment, and Other Depreciable Assets Net Book Value

(millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures, and other depreciable assets	Leasehold improvements	Total
As at October 31, 2020	$1,924	$5,340	$471	$677	$1,724	$10,136

As at October 31, 2021	1,656	4,783	497	621	1,624	9,181

1	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current year.